Related Party Transactions - Aggregate Compensation to Executive Team and Directors (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) individual	Dec. 31, 2021 CAD ($) individual
Executive team
Disclosure of transactions between related parties [line items]
Number of individuals | individual	13	14
Base salary and annual incentive compensation	$ 19	$ 22
Additional short-term benefits and other	1	1
Share-based long-term incentive compensation	32	36
Value of pension and post-retirement benefits	2	6
Severance	$ 0	$ 6
Directors
Disclosure of transactions between related parties [line items]
Number of individuals | individual	11	13
Base salary and annual incentive compensation	$ 0	$ 0
Additional short-term benefits and other	0	1
Share-based long-term incentive compensation	3	2
Value of pension and post-retirement benefits	0	0
Severance	$ 0	$ 0